Cover	Dec. 08, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 08, 2020
Entity Registrant Name	New Relic, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36766
Entity Tax Identification Number	26-2017431
Entity Address, Address Line One	188 Spear Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	650
Local Phone Number	777-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NEWR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends and supplements our Current Report on Form 8-K filed on December 10, 2020 (the “Original 8-K”) to provide final information regarding the number of shares issued in connection with the closing of the acquisition of Pixie Labs Inc., a Delaware corporation (“Pixie Labs”) by New Relic, Inc., a Delaware corporation (the “Company”).
Entity Central Index Key	0001448056
Entity Addresses [Line Items]
Entity Address, Address Line One	188 Spear Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105